Loss Per Share (Narrative) (Details) - shares shares in Thousands	3 Months Ended
	Mar. 31, 2016	Mar. 31, 2015
Net loss per ordinary share attributable to Stratasys Ltd.
Antidilutive securities excluded from computation of net loss per share	3,560	2,950